Investment Securities - Schedule of Equity Instruments at Fair Value through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 4,548,608	¥ 4,598,485
Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	3,581,167	3,659,168
Unlisted [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 967,441	¥ 939,317